Other assets (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses (a) (b)	$ 517,302	$ 529,172
Straight-line rents, prepaid expenses and other	206,807	125,541
Lease incentives	163,100	177,028
Debt issuance costs	144,414	20,722
Investments	129,512	138,065
Operating lease right of use assets	35,110	40,603
Other tangible fixed assets	21,105	22,512
Derivative assets (Note 9)	10,383	3,303
Other receivables	374,932	172,488
Other assets	$ 1,602,665	$ 1,229,434
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible List]	Other assets	Other assets
Allowance for credit losses on notes receivable	$ 28,000	$ 7,000
Financing receivable, restructuring claims	186,000
Citi Term Loan | Line of Credit
Accounts, Notes, Loans and Financing Receivable [Line Items]
Debt issuance costs	130,000
Deferral Agreements
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses (a) (b)	463,000	490,000
Aircraft Sale Receivable
Accounts, Notes, Loans and Financing Receivable [Line Items]
Notes receivable, net of allowance for credit losses (a) (b)	$ 54,000	$ 39,000